Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	The fair value of derivative financial instruments recognized in the Condensed Consolidated Balance Sheets is as follows:

(In millions)	Balance Sheet Location	December 31, 2018	December 31, 2017
Assets
Cross Currency Swaps (Net Investment Hedge)	Other non-current assets	$2.6	$—
Liabilities
Interest Rate Swap (Fair Value Hedge)	Other non-current liabilities	$1.7	$—